Offerings - Offering: 1	Apr. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.01
Amount Registered | shares	266,170
Proposed Maximum Offering Price per Unit	69.33
Maximum Aggregate Offering Price	$ 18,453,566.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,548.44
Offering Note	Rules 457(c) and 457(h).
(2)Represents shares of the registrant’s Common Stock, par value $0.01 per share (the “Common Stock”), underlying the issuance of performance-based restricted stock units (the “Award”), which may be offered or sold under the One-Time Inducement Performance-Based Award Agreement (the “Award Agreement”) between the Company and Jack Azagury (the “Recipient”).
(3)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock that may become issuable pursuant to the Award Agreement in the event of certain changes in the outstanding shares of Common Stock, including recapitalization, reclassification, stock dividends, stock splits, reverse stock splits or other distribution with respect to shares of Common Stock, or other similar transactions.
(4)Estimated solely for the purpose of determining the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act, on the basis of the average of the high and low prices of the Common Stock as reported on the NASDAQ Global Select Market on April 10, 2026, which is a date within five business days prior to filing the registration statement.